Details of Significant Accounts - Summary of Employee Benefit Expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure Of Employee Benefit Expenses [Abstract]
Wages and salaries	$ 234,735	$ 7,669	$ 225,633	$ 207,591
Share-based payment compensation costs	41,386	1,352	57,149	100,573
Labor and health insurance fees	19,026	621	19,117	17,194
Pension costs	10,396	340	10,245	9,369
Other personnel expenses	9,112	298	11,847	11,384
Employee benefit expenses	$ 314,655	$ 10,280	$ 323,991	$ 346,111